DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Asset and liabilities included in net liabilities of discontinued operations
Cash and cash equivalents	$28,671
Accounts receivable, net	188,109
Note receivable	64,393
Note receivable - related party	253,598
Prepaid expenses and other current assets	79,390
Property and equipment, net	2,102
Total assets	616,263

Accounts payable and accrued expenses	332,335
Notes payable	385,079
Total liabilities	$717,414

Proforma result of discontinued operations
Assets of IST	$633,095
Liabilities of IST	759,196
Net liabilities of IST recognized as gain on disposal of discontinued operations	$126,101
Assets of IST	$616,263
Liabilities of IST	$717,414
Net loss	$(557)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	(23,362)
Prepaid expenses and other	(27,519)
Accounts payable	55,381
Net cash flows from operating activities of discontinued operations	4,034

Net cash used in financing activities of discontinued operations
Proceeds from notes receivable	8,455
Proceeds from bank overdraft	7,367
Advances on notes receivable – related party	(31,722)
Payments on notes payable	(16,805)
Net cash used for financing activities of discontinued operations	(32,705)
Net change in cash of discontinued operations:	(28,671)
Beginning cash balance	28,671
Ending cash balance	0

Revenue	$526,583
Cost of Sales	428,665
Gross Profit	$97,917
Expenses	(196,038)
Other income (expense)	(6,237)
Net Loss	$(104,358)
Loss per share	$(0.00)
Net loss	$(104,358)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	62
Changes in operating assets and liabilities:
Accounts receivable	167,327
Accounts receivable – related party	17,581
Prepaid expenses and other assets	(10,067)
Accounts payable and accrued liabilities	(35,368)
Net cash from operating activities	35,117

Cash flows from investing activities – payment for business acquisition	(6,449)
Net cash used in investing activities	(6,449)
Cash flows from financing activities – payment on notes payable	(57)
Net cash used in financing activities	(57)

Net change in cash:	28,671
Beginning cash balance	—
Ending cash balance	$28,671